As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
c/o Neuberger Berman Management LLC
Neuberger Berman Advisers Management Trust
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

SEPTEMBER 30, 2010

Schedule of Investments Balanced Portfolio
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (15.1%)
490,000	U.S. Treasury Notes, 4.75%, due 3/31/11	501,006
725,000	U.S. Treasury Notes, 1.38%, due 4/15/12	736,583
550,000	U.S. Treasury Notes, 3.88%, due 10/31/12	589,617
645,000	U.S. Treasury Notes, 2.00%, due 11/30/13	671,405
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $2,477,425)	2,498,611
Mortgage-Backed Securities (10.2%)
Adjustable Alt-A Mixed Balance (1.6%)
364,458	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 3.16%, due 5/20/36	257,414	µ
Adjustable Alt-B Mixed Balance (0.4%)
94,712	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.76%, due 7/25/35	70,237	µ
Adjustable Conforming Balance (1.0%)
230,898	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 3.17%, due 1/25/36	165,393	µ
Adjustable Jumbo Balance (1.0%)
216,468	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.01%, due 4/19/36	167,218	µ
Adjustable Mixed Balance (2.9%)
172,368	Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.65%, due 2/20/36	99,398	µ
209,639	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.78%, due 5/25/34	186,535	µ
218,454	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.26%, due 11/25/35	191,166	µ
12,244	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.39%, due 6/19/34	7,989	µ
		485,088
Mortgage-Backed Non-Agency (0.9%)
99,836	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	101,473	ñ
49,124	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	47,683	ñ
		149,156
Fannie Mae (0.7%)
102,821	Whole Loan, Ser. 2004-W8, Class PT, 10.87%, due 6/25/44	115,677	µ
Freddie Mac (1.7%)
136,958	Pass-Through Certificates, 8.00%, due 11/1/26	157,299
97,840	Pass-Through Certificates, 8.50%, due 10/1/30	114,234
		271,533
	Total Mortgage-Backed Securities (Cost $2,045,635)	1,681,716
Corporate Debt Securities (9.0%)
Banks (3.6%)
75,000	Bank of America Corp., Senior Unsecured Notes, 6.25%, due 4/15/12	79,976
100,000	Bear Stearns Cos. LLC, Senior Unsecured Notes, 5.35%, due 2/1/12	105,696
30,000	Bear Stearns Cos. LLC, Senior Unsecured Medium-Term Notes, Ser. B, 6.95%, due 8/10/12	33,163
105,000	Citigroup, Inc., Senior Unsecured Notes, 6.00%, due 12/13/13	115,120
125,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.60%, due 1/15/12	133,222
125,000	Morgan Stanley, Senior Unsecured Notes, 6.75%, due 4/15/11	128,747
		595,924

Beverages (0.5%)
75,000	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	81,691
Diversified Financial Services (1.7%)
85,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	93,551
35,000	Caterpillar Financial Services Corp., Unsecured Medium-Term Notes, Ser. F, 4.70%, due 3/15/12	36,909
145,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 5.00%, due 4/10/12	153,449
		283,909
Food (0.6%)
85,000	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	92,361
Media (1.2%)
70,000	Comcast Cable Communications LLC, Guaranteed Notes, 6.75%, due 1/30/11	71,361
45,000	NBC Universal, Inc., Senior Unsecured Notes, 2.10%, due 4/1/14	45,209	ñØ
75,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	80,352
		196,922
Office/Business Equipment (0.4%)
60,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	63,841
Oil & Gas (0.3%)
50,000	XTO Energy, Inc., Senior Unsecured Notes, 5.90%, due 8/1/12	54,558
Retail (0.4%)
55,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	61,369
Telecommunications (0.3%)
55,000	Telecom Italia Capital SA, Guaranteed Notes, 5.25%, due 11/15/13	59,092
	Total Corporate Debt Securities (Cost $1,462,080)	1,489,667
Asset-Backed Securities (2.5%)
175,522	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.39%, due 10/25/36	125,481	µ
100,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.41%, due 4/25/36	67,085	µ
200,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.52%, due 2/25/37	83,898	µ
35,337	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.35%, due 11/25/36	32,301	µ
114,271	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.49%, due 1/25/36	84,568	µ
68,077	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.42%, due 11/25/36	23,684	µ
	Total Asset-Backed Securities (Cost $681,203)	417,017
NUMBER OF SHARES
Short-Term Investments (4.4%)
723,132	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $723,132)	723,132

Total Investments (101.3%) (Cost $14,428,555)		16,772,911	##

Liabilities, less cash, receivables and other assets [(1.3%)]		(207,814)

Total Net Assets (100.0%)		$16,565,097

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments Growth Portfolio

NUMBER OF SHARES		VALUE($)	†

Common Stocks (100.2%)

Aerospace & Defense (3.0%)
1,500	BE Aerospace	45,465	*
800	Precision Castparts	101,880
1,250	Rockwell Collins	72,812
		220,157
Air Freight & Logistics (1.4%)
1,500	C.H. Robinson Worldwide	104,880
Auto Components (0.9%)
500	BorgWarner, Inc.	26,310	*
2,250	Gentex Corp.	43,898
		70,208
Biotechnology (2.3%)
1,750	Alexion Pharmaceuticals	112,630	*
2,000	Human Genome Sciences	59,580	*
		172,210
Capital Markets (1.8%)
1,100	Affiliated Managers Group	85,811	*
2,500	SEI Investments	50,850
		136,661
Chemicals (1.3%)
2,000	Nalco Holding	50,420
750	Sigma-Aldrich	45,285
		95,705
Commercial Services & Supplies (2.2%)
2,400	Stericycle, Inc.	166,752	*
Communications Equipment (2.2%)
1,150	F5 Networks	119,382	*
1,500	Polycom, Inc.	40,920	*
		160,302
Computers & Peripherals (1.3%)
1,900	NetApp, Inc.	94,601	*
Diversified Consumer Services (1.9%)
1,400	DeVry, Inc.	68,894
400	Strayer Education	69,800
		138,694
Diversified Financial Services (2.3%)
750	IntercontinentalExchange Inc.	78,540	*
2,900	MSCI Inc. Class A	96,309	*
		174,849
Electrical Equipment (3.2%)
1,800	AMETEK, Inc.	85,986
1,500	Roper Industries	97,770
2,750	Sensata Technologies Holding	54,340	*
		238,096
Electronic Equipment, Instruments & Components (4.6%)
1,550	Amphenol Corp. Class A	75,919
1,600	Dolby Laboratories Class A	90,896	*
2,400	National Instruments	78,384

NUMBER OF SHARES		VALUE($)	†
2,900	Trimble Navigation	101,616	*
		346,815
Energy Equipment & Services (3.7%)
1,250	Cameron International	53,700	*
1,400	CARBO Ceramics	113,400
1,200	Core Laboratories N.V.	105,648
		272,748
Food Products (1.1%)
1,500	Mead Johnson Nutrition	85,365
Health Care Equipment & Supplies (5.0%)
1,250	Edwards Lifesciences	83,812	*
250	Intuitive Surgical	70,935	*
2,500	NuVasive, Inc.	87,850	*
1,600	ResMed Inc.	52,496	*
3,000	Volcano Corp.	77,940	*
		373,033
Health Care Providers & Services (2.6%)
2,000	Express Scripts	97,400	*
1,650	HMS Holdings	97,251	*
		194,651
Health Care Technology (1.6%)
1,000	Cerner Corp.	83,990	*
500	Quality Systems	33,155
		117,145
Hotels, Restaurants & Leisure (1.9%)
1,200	Hyatt Hotels Class A	44,868	*
2,500	WMS Industries	95,175	*
		140,043
Household Products (1.0%)
1,200	Church & Dwight	77,928
Internet & Catalog Retail (0.9%)
400	Netflix Inc.	64,864	*
Internet Software & Services (2.4%)
900	Equinix, Inc.	92,115	*
2,000	GSI Commerce	49,400	*
1,500	Rackspace Hosting	38,970	*
		180,485
IT Services (3.1%)
900	Alliance Data Systems	58,734	*
1,900	Cognizant Technology Solutions Class A	122,493	*

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments Growth Portfolio cont’d
(UNAUDITED)

1,500	Sapient Corp.	17,955
1,000	VeriFone Systems	31,070	*
		230,252
Leisure Equipment & Products (0.7%)
1,250	Hasbro, Inc.	55,638
Machinery (4.3%)
950	Cummins Inc.	86,051
2,600	Danaher Corp.	105,586
600	Flowserve Corp.	65,652
NUMBER OF SHARES		VALUE($)	†
1,550	Pall Corp.	64,542
		321,831
Media (1.8%)
1,500	Discovery Communications Class A	65,325	*
1,500	Scripps Networks Interactive Class A	71,370
		136,695
Metals & Mining (0.6%)
700	Cliffs Natural Resources	44,744
Multiline Retail (2.5%)
2,250	Dollar Tree	109,710	*
2,100	Nordstrom, Inc.	78,120
		187,830
Oil, Gas & Consumable Fuels (2.8%)
1,750	Concho Resources	115,798	*
1,000	Whiting Petroleum	95,510	*
		211,308
Pharmaceuticals (1.9%)
1,000	Perrigo Co.	64,220
2,000	Salix Pharmaceuticals	79,440	*
		143,660
Professional Services (0.9%)
2,450	Verisk Analytics Class A	68,625	*
Real Estate Management & Development (1.4%)
1,200	Jones Lang LaSalle	103,524
Road & Rail (1.1%)
2,300	J.B. Hunt Transport Services	79,810
Semiconductors & Semiconductor Equipment (6.1%)
2,400	Analog Devices	75,312
3,900	Avago Technologies	87,789	*
3,900	Marvell Technology Group	68,289	*
2,900	Microchip Technology	91,205
1,550	Silicon Laboratories	56,807	*
2,500	Varian Semiconductor Equipment Associates	71,950	*
		451,352
Software (9.3%)
2,200	ANSYS, Inc.	92,950	*
1,500	Citrix Systems	102,360	*
3,000	Informatica Corp.	115,230	*
1,000	Intuit Inc.	43,810	*
1,650	MICROS Systems	69,844	*
1,000	RealD Inc.	18,490	*
2,300	Rovi Corp.	115,943	*
700	Salesforce.com, Inc.	78,260	*
1,250	Solera Holdings	55,200
		692,087
Specialty Retail (6.3%)
1,700	Bed Bath & Beyond	73,797	*
1,100	Dick's Sporting Goods	30,844	*
1,500	J. Crew Group	50,430	*
1,250	Jo-Ann Stores	55,687	*
1,800	Ross Stores	98,316
2,900	Urban Outfitters	91,176	*

NUMBER OF SHARES		VALUE($)	†
2,200	Williams-Sonoma	69,740
		469,990
Textiles, Apparel & Luxury Goods (1.7%)
1,550	Coach, Inc.	66,588
1,000	Phillips-Van Heusen	60,160
		126,748
Trading Companies & Distributors (2.7%)
2,200	Fastenal Co.	117,018
700	W.W. Grainger	83,377
		200,395
Wireless Telecommunication Services (4.4%)
1,650	American Tower Class A	84,579	*
2,250	NII Holdings	92,475	*
3,750	SBA Communications Class A	151,125	*
		328,179
Total Common Stocks (Cost $4,992,287)		7,478,860
Short-Term Investments (0.0%)
1	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1)	1
Total Investments (100.2%) (Cost $4,992,288)		7,478,861	##
Liabilities, less cash, receivables and other assets [(0.2%)]		(15,390)
Total Net Assets (100.0%)		$ 7,463,471

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments Guardian Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (98.0%)
Beverages (2.3%)
33,300	Coca-Cola	1,948,716
Capital Markets (6.9%)
95,779	Bank of New York Mellon	2,502,705
237,016	Charles Schwab	3,294,523
		5,797,228
Commercial Services & Supplies (4.9%)
83,376	Republic Services	2,542,134
43,406	Waste Management	1,551,331
		4,093,465
Electronic Equipment, Instruments & Components (6.1%)
49,720	Anixter International	2,684,383	*
75,227	National Instruments	2,456,914
		5,141,297
Energy Equipment & Services (5.6%)
41,450	Cameron International	1,780,692	*
47,727	Schlumberger Ltd.	2,940,460
		4,721,152
Food & Staples Retailing (1.1%)
13,700	Costco Wholesale	883,513
Food Products (3.0%)
40,780	J.M. Smucker	2,468,413
Health Care Equipment & Supplies (6.2%)
31,495	C.R. Bard	2,564,638
65,375	Covidien PLC	2,627,421
		5,192,059
Household Products (3.1%)
43,550	Procter & Gamble	2,611,693
Industrial Conglomerates (3.7%)
36,099	3M Co.	3,130,144
Industrial Gases (2.4%)
22,273	Praxair, Inc.	2,010,361
Insurance (5.4%)
4,893	Markel Corp.	1,686,079	*
135,343	Progressive Corp.	2,824,608
		4,510,687
Internet Software & Services (4.0%)
237,053	Yahoo! Inc.	3,359,041	*
IT Services (5.0%)
11,640	MasterCard, Inc. Class A	2,607,360
100,100	SAIC, Inc.	1,599,598	*
		4,206,958
Machinery (4.5%)
93,337	Danaher Corp.	3,790,416
Media (5.7%)
114,503	Comcast Corp. Class A Special	1,947,696
59,607	Scripps Networks Interactive Class A	2,836,101
		4,783,797
Oil, Gas & Consumable Fuels (8.2%)
202,589	BG Group PLC	3,559,592
57,481	Newfield Exploration	3,301,709	*
		6,861,301
Pharmaceuticals (2.9%)
17,795	Roche Holding AG	2,430,254
Road & Rail (1.9%)
25,347	Canadian National Railway	1,622,715
Semiconductors & Semiconductor Equipment (9.7%)
148,005	Altera Corp.	4,463,831
135,106	Texas Instruments	3,666,777
		8,130,608
Software (2.9%)
54,900	Intuit Inc.	2,405,169	*
Trading Companies & Distributors (2.5%)
17,145	W.W. Grainger	2,042,141

Total Common Stocks (Cost $66,351,866)		82,141,128

Short-Term Investments (1.7%)
1,417,404	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,417,404)	1,417,404

Total Investments (99.7%) (Cost $67,769,270)		83,558,532	##

Cash, receivables and other assets, less liabilities (0.3%)		215,497

Total Net Assets (100.0%)		$83,774,029

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments International Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (97.2%)
Australia (1.0%)
2,800	BHP Billiton ADR	213,696
150,055	iSOFT Group	18,130	*
		231,826
Austria (0.8%)
3,450	Vienna Insurance Group Wiener Staedtische Versicherung	185,448
Belgium (2.8%)
2,899	Anheuser-Busch InBev	170,531
817	Colruyt SA	215,961
8,500	Telenet Group Holding	285,172
		671,664
Brazil (3.1%)
15,000	Banco Santander Brasil ADR	206,550
4,000	Petroleo Brasileiro ADR	145,080
19,500	Porto Seguro	250,088
1,940	TOTVS SA	148,940
		750,658
Canada (9.2%)
21,600	Bankers Petroleum	170,675	*
11,702	Corus Entertainment, B Shares	245,664
25,200	Eldorado Gold	465,841
11,503	MacDonald, Dettwiler	508,686	*
27,500	Neo Material Technologies	131,500	*
13,700	Pacific Rubiales Energy	385,208	*
11,100	Silver Wheaton	295,597	*
		2,203,171
Chile (1.2%)
6,110	Sociedad Quimica y Minera de Chile ADR, B Shares	294,746
China (1.6%)
469,000	Bank of China, H Shares	247,229
5,100	Changyou.com ADR	140,250	*
		387,479
Denmark (1.9%)
2,565	Novo Nordisk Class B	254,539
3,382	Trygvesta AS	203,348
		457,887
France (6.4%)
42,287	Alcatel-Lucent	142,390	*
4,460	Arkema	228,186
3,724	BNP Paribas	264,854
9,198	CNP Assurances	170,846
3,905	Eutelsat Communications	149,058
5,415	Ipsen SA	179,493
6,004	Sodexo	389,604
		1,524,431
Germany (5.4%)
4,541	Deutsche Boerse	302,995
4,015	Fresenius Medical Care	247,975
1,937	Linde AG	252,126
1,290	SMA Solar Technology	142,499
15,070	Tognum AG	333,740
		1,279,335
Hong Kong (1.6%)
4,850	China Mobile ADR	247,980
25,000	Kerry Properties	135,813
		383,793
India (0.4%)
588	State Bank of India GDR	84,260
Ireland (1.1%)
9,040	DCC PLC	258,814
Israel (1.2%)
35,422	Makhteshim-Agan Industries	131,286	*
3,100	Teva Pharmaceutical Industries ADR	163,525
		294,811
Japan (13.7%)
20,200	Brother Industries	249,475
13,300	Circle K Sunkus	177,801
41,900	GMO Internet	148,065
394	Jupiter Telecommunications	424,773
55	KDDI Corp.	263,207
66	Kenedix Realty Investment	249,832
5,900	Makita Corp.	187,078
9,000	Nifco Inc.	216,160
12,100	Nihon Kohden	249,450
26,500	Nippon Electric Glass	361,248
16,100	NSD Co.	182,639
2,750	Point, Inc.	124,850
4,100	Sankyo Co.	217,082
8,600	Sundrug Co.	232,101
		3,283,761
Netherlands (11.1%)
5,150	Akzo Nobel	317,724
4,681	Fugro NV	307,806
23,630	Koninklijke Ahold	318,528
5,694	Nutreco Holding	416,450
8,931	Sligro Food Group	288,308
12,595	TNT NV	338,423
15,854	Unilever NV	473,864
12,205	USG People	191,925	*
		2,653,028
Norway (2.3%)
26,016	DnB NOR	354,111
33,209	Prosafe ASA	204,523
		558,634
South Africa (1.2%)
15,876	MTN Group	286,988
Sweden (1.7%)
4,020	Elekta AB, B Shares	145,523
7,910	Svenska Handelsbanken, A Shares	259,233
		404,756
Switzerland (8.7%)
1,553	Bucher Industries	232,638
5,654	Credit Suisse Group	241,661
268	Givaudan SA	273,823
5,060	Nestle SA	269,568
2,087	Roche Holding	285,021
222	SGS SA	358,760
3,685	Sulzer AG	427,507
		2,088,978
United Kingdom (20.8%)
53,925	Amlin PLC	339,944
11,727	Antofagasta PLC	227,695
17,660	Avanti Communications Group	171,307	*
29,008	Balfour Beatty	121,896
48,100	Cairn Energy	342,741	*
9,665	Chemring Group	456,393
11,974	Croda International	278,764
36,105	Experian Group	393,051
5,471	Fidessa Group	130,377
22,681	HSBC Holdings	232,982
30,211	Informa PLC	198,803
10,800	Jazztel PLC	42,697	ñ*
45,785	Jazztel PLC	181,008	*
31,106	Reed Elsevier	262,891
72,946	RPS Group	214,285
15,627	Smith & Nephew	142,504
19,380	SOCO International	130,909	*
9,830	Travis Perkins	130,253	*
10,165	Tullow Oil	203,435
219,270	Vodafone Group	541,133
8,000	Willis Group Holdings	246,560
		4,989,628
Total Common Stocks (Cost $21,359,373)		23,274,096
Preferred Stocks (1.5%)
Brazil (1.5%)
9,400	Net Servicos de Comunicacao ADR	122,482	*
3,845	Ultrapar Participacoes ADR	235,314
Total Preferred Stocks (Cost $292,973)		357,796
Rights (0.0%)
Belgium (0.00%)
77,560	Ageas VVPR Strip	106	*
112,269	Anheuser-Busch InBev VVPR Strip	459	*
Total Rights (Cost $43)		565
Warrants (0.0%)
Italy (0.0%)
124,793	UBI Banca (Cost $0)	1,548	*
Short-Term Investments (0.8%)
205,140	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $205,140)	205,140
Total Investments (99.5%) (Cost $21,857,529)		23,839,145	##

Cash, receivables and other assets, less liabilities (0.5%)		114,603

Total Net Assets (100.0%)		$ 23,953,748

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Portfolio (UNAUDITED)

Industry	Value†	Percentage of Net Assets
Chemicals	$1,908,155	8.0%
Commercial Banks	1,650,767	6.9%
Oil, Gas & Consumable Fuels	1,613,362	6.8%
Media	1,403,671	5.9%
Insurance	1,396,340	5.8%
Wireless Telecommunication Services	1,339,308	5.6%
Food & Staples Retailing	1,232,699	5.2%
Metals & Mining	1,202,829	5.0%
Food Products	1,159,882	4.9%
Software	1,110,892	4.6%
Professional Services	943,736	3.9%
Pharmaceuticals	882,578	3.7%
Machinery	847,223	3.5%
Diversified Telecommunication Services	680,184	2.8%
Health Care Equipment & Supplies	537,477	2.3%
Energy Equipment & Services	512,329	2.1%
Aerospace & Defense	456,393	1.9%
Hotels, Restaurants & Leisure	389,604	1.6%
Electronic Equipment, Instruments & Components	361,248	1.5%
Air Freight & Logistics	338,423	1.4%
Electrical Equipment	333,740	1.4%
Diversified Financial Services	302,995	1.3%
Industrial Conglomerates	258,814	1.1%
Real Estate Investment Trusts	249,832	1.0%
Office Electronics	249,475	1.0%
Health Care Providers & Services	247,975	1.0%
Capital Markets	241,661	1.0%
Leisure Equipment & Products	217,082	0.9%
Auto Components	216,160	0.9%
Commercial Services & Supplies	214,285	0.9%
Beverages	170,990	0.7%
Internet Software & Services	148,065	0.6%
Semiconductors & Semiconductor Equipment	142,499	0.6%
Communications Equipment	142,390	0.6%
Real Estate Management & Development	135,813	0.6%
Trading Companies & Distributors	130,253	0.6%
Specialty Retail	124,850	0.5%
Construction & Engineering	121,896	0.5%
Health Care Technology	18,130	0.1%
Short-Term Investments and Other Assets-Net	319,743	1.3%

	$23,953,748	100.0%

SEPTEMBER 30, 2010

Schedule of Investments Mid-Cap Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (99.9%)
Aerospace & Defense (2.8%)
57,500	BE Aerospace	1,742,825	*
30,000	Precision Castparts	3,820,500
45,000	Rockwell Collins	2,621,250
		8,184,575
Air Freight & Logistics (1.9%)
80,500	C.H. Robinson Worldwide	5,628,560
Auto Components (1.0%)
25,000	BorgWarner, Inc.	1,315,500	*
85,000	Gentex Corp.	1,658,350
		2,973,850
Biotechnology (3.0%)
74,000	Alexion Pharmaceuticals	4,762,640	*
90,000	BioMarin Pharmaceutical	2,011,500	*
70,000	Human Genome Sciences	2,085,300	*
		8,859,440
Capital Markets (1.7%)
39,500	Affiliated Managers Group	3,081,395	*
95,000	SEI Investments	1,932,300
		5,013,695
Chemicals (1.2%)
70,000	Nalco Holding	1,764,700
28,500	Sigma-Aldrich	1,720,830
		3,485,530
Commercial Services & Supplies (2.0%)
85,000	Stericycle, Inc.	5,905,800	*
Communications Equipment (2.6%)
42,500	F5 Networks	4,411,925	*
55,000	Juniper Networks	1,669,250	*
52,500	Polycom, Inc.	1,432,200	*
		7,513,375
Computers & Peripherals (1.1%)
65,000	NetApp, Inc.	3,236,350	*
Diversified Consumer Services (1.9%)
53,500	DeVry, Inc.	2,632,735
16,000	Strayer Education	2,792,000
		5,424,735
Diversified Financial Services (2.1%)
28,000	IntercontinentalExchange Inc.	2,932,160	*
100,000	MSCI Inc. Class A	3,321,000	*
		6,253,160
Electrical Equipment (3.0%)
70,000	AMETEK, Inc.	3,343,900
50,000	Roper Industries	3,259,000
102,500	Sensata Technologies Holding	2,025,400	*
		8,628,300
Electronic Equipment, Instruments & Components (4.7%)
62,500	Amphenol Corp. Class A	3,061,250
72,500	Dolby Laboratories Class A	4,118,725	*
90,000	National Instruments	2,939,400
105,000	Trimble Navigation	3,679,200	*
		13,798,575
Energy Equipment & Services (3.7%)
45,000	Cameron International	1,933,200	*
52,500	CARBO Ceramics	4,252,500
52,000	Core Laboratories N.V.	4,578,080
		10,763,780
Food Products (1.4%)
73,500	Mead Johnson Nutrition	4,182,885
Health Care Equipment & Supplies (4.8%)
52,500	Edwards Lifesciences	3,520,125	*
8,500	Intuitive Surgical	2,411,790	*
95,000	NuVasive, Inc.	3,338,300	*
56,000	ResMed Inc.	1,837,360	*
110,000	Volcano Corp.	2,857,800	*
		13,965,375
Health Care Providers & Services (2.6%)
82,500	Express Scripts	4,017,750	*
60,000	HMS Holdings	3,536,400	*
		7,554,150
Health Care Technology (1.4%)
40,000	Cerner Corp.	3,359,600	*
12,500	Quality Systems	828,875
		4,188,475
Hotels, Restaurants & Leisure (1.9%)
42,500	Hyatt Hotels Class A	1,589,075	*
100,000	WMS Industries	3,807,000	*
		5,396,075
Household Products (1.0%)
44,000	Church & Dwight	2,857,360
Internet & Catalog Retail (0.8%)
14,500	Netflix Inc.	2,351,320	*
Internet Software & Services (2.3%)
34,000	Equinix, Inc.	3,479,900	*
70,000	GSI Commerce	1,729,000	*
55,000	Rackspace Hosting	1,428,900	*
		6,637,800
IT Services (3.0%)
30,000	Alliance Data Systems	1,957,800	*
68,000	Cognizant Technology Solutions Class A	4,383,960	*
60,000	Sapient Corp.	718,200
50,000	VeriFone Systems	1,553,500	*
		8,613,460
Leisure Equipment & Products (0.8%)
50,000	Hasbro, Inc.	2,225,500
Machinery (4.1%)
37,500	Cummins Inc.	3,396,750
90,000	Danaher Corp.	3,654,900
22,500	Flowserve Corp.	2,461,950
60,000	Pall Corp.	2,498,400
		12,012,000
Media (1.7%)
52,500	Discovery Communications Class A	2,286,375	*
55,000	Scripps Networks Interactive Class A	2,616,900
		4,903,275
Metals & Mining (0.5%)
25,000	Cliffs Natural Resources	1,598,000
Multiline Retail (2.4%)
82,500	Dollar Tree	4,022,700	*
79,000	Nordstrom, Inc.	2,938,800
		6,961,500
Oil, Gas & Consumable Fuels (3.0%)
80,000	Concho Resources	5,293,600	*
35,000	Whiting Petroleum	3,342,850	*
		8,636,450
Pharmaceuticals (2.2%)
35,000	Perrigo Co.	2,247,700
72,500	Salix Pharmaceuticals	2,879,700	*
33,100	Watson Pharmaceuticals	1,400,461	*
		6,527,861
Professional Services (0.9%)
96,500	Verisk Analytics Class A	2,702,965	*
Real Estate Management & Development (1.2%)
40,000	Jones Lang LaSalle	3,450,800
Road & Rail (1.0%)
87,000	J.B. Hunt Transport Services	3,018,900
Semiconductors & Semiconductor Equipment (5.7%)
81,000	Analog Devices	2,541,780
146,000	Avago Technologies	3,286,460	*
151,600	Marvell Technology Group	2,654,516	*
110,000	Microchip Technology	3,459,500
60,000	Silicon Laboratories	2,199,000	*
85,000	Varian Semiconductor Equipment Associates	2,446,300	*
		16,587,556
Software (8.9%)
90,000	ANSYS, Inc.	3,802,500	*
55,000	Citrix Systems	3,753,200	*
110,000	Informatica Corp.	4,225,100	*
35,500	Intuit Inc.	1,555,255	*
62,500	MICROS Systems	2,645,625	*
34,500	RealD Inc.	637,905	*
90,000	Rovi Corp.	4,536,900	*
25,000	Salesforce.com, Inc.	2,795,000	*
45,000	Solera Holdings	1,987,200
		25,938,685
Specialty Retail (6.7%)
82,000	Bed Bath & Beyond	3,559,620	*
55,000	Dick's Sporting Goods	1,542,200	*
59,000	J Crew Group	1,983,580	*
45,000	Jo-Ann Stores	2,004,750	*
70,000	Ross Stores	3,823,400
125,000	Urban Outfitters	3,930,000	*
84,000	Williams-Sonoma	2,662,800
		19,506,350
Textiles, Apparel & Luxury Goods (1.6%)
65,000	Coach, Inc.	2,792,400
30,000	Phillips-Van Heusen	1,804,800
		4,597,200
Trading Companies & Distributors (2.7%)
86,000	Fastenal Co.	4,574,340
27,500	W.W. Grainger	3,275,525
		7,849,865
Wireless Telecommunication Services (4.6%)
65,000	American Tower Class A	3,331,900	*
85,000	NII Holdings	3,493,500	*
160,000	SBA Communications Class A	6,448,000	*
		13,273,400
Total Common Stocks (Cost $198,453,424)		291,206,932

Short-Term Investments (0.0%)
1	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1)	1

Total Investments (99.9%) (Cost $198,453,425)		291,206,933	##

Cash, receivables and other assets, less liabilities (0.1%)		391,656

Total Net Assets (100.0%)		$ 291,598,589

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments Partners Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)	†
Common Stocks (97.8%)
Aerospace & Defense (2.2%)
29,500	Boeing Co.	1,962,930
Automobiles (1.6%)
48,700	Harley-Davidson	1,385,028
Beverages (0.6%)
8,500	Coca-Cola	497,420
Biotechnology (0.6%)
9,600	Amgen Inc.	529,056	*
Building Products (2.7%)
68,500	Masco Corp.	754,185
65,500	Owens Corning	1,678,765	*
		2,432,950
Capital Markets (6.2%)
10,000	Goldman Sachs Group	1,445,800
91,600	Invesco Ltd.	1,944,668
44,100	Morgan Stanley	1,088,388
29,200	State Street	1,099,672
		5,578,528
Commercial Banks (4.0%)
95,600	Fifth Third Bancorp	1,150,068
39,000	SunTrust Banks	1,007,370
57,700	Wells Fargo	1,450,001
		3,607,439
Computers & Peripherals (1.8%)
37,400	Hewlett-Packard	1,573,418
Construction & Engineering (1.0%)
36,800	Chicago Bridge & Iron	899,760	*
Consumer Finance (2.9%)
44,800	American Express	1,882,944
17,700	Capital One Financial	700,035
		2,582,979
Diversified Financial Services (8.6%)
194,900	Bank of America	2,555,139
382,623	Citigroup Inc.	1,492,230	*
43,200	J.P. Morgan Chase	1,644,624
80,700	Moody's Corp.	2,015,886
		7,707,879
Electrical Equipment (2.0%)
82,400	ABB Ltd. ADR	1,740,288
Energy Equipment & Services (4.1%)
37,300	Halliburton Co.	1,233,511
42,600	McDermott International	629,628	*
22,800	National Oilwell Varco	1,013,916
47,800	Weatherford International	817,380	*
		3,694,435
Food & Staples Retailing (1.1%)
32,300	CVS Caremark	1,016,481
Health Care Equipment & Supplies (3.2%)
35,300	Covidien PLC	1,418,707

NUMBER OF SHARES		VALUE($)	†
27,000	Zimmer Holdings	1,412,910	*
		2,831,617
Health Care Providers & Services (5.6%)
45,000	Aetna Inc.	1,422,450
13,800	AmerisourceBergen Corp.	423,108
31,000	Medco Health Solutions	1,613,860	*
27,200	WellPoint Inc.	1,540,608	*
		5,000,026
Household Durables (1.7%)
750	NVR, Inc.	485,647	*
12,200	Whirlpool Corp.	987,712
		1,473,359
Household Products (1.5%)
20,500	Energizer Holdings	1,378,215	*
Independent Power Producers & Energy Traders (0.7%)
28,700	NRG Energy	597,534	*
Industrial Conglomerates (0.9%)
40,300	Textron Inc.	828,568
Insurance (4.6%)
29,000	Berkshire Hathaway Class B	2,397,720	*
32,400	MetLife, Inc.	1,245,780
16,300	Principal Financial Group	422,496
		4,065,996
IT Services (1.6%)
42,100	Lender Processing Services	1,398,983
Machinery (3.5%)
11,600	Bucyrus International	804,460
27,800	Ingersoll-Rand PLC	992,738
7,700	Joy Global	541,464
35,900	Terex Corp.	822,828	*
		3,161,490
Media (2.2%)
59,600	McGraw-Hill Cos.	1,970,376
Metals & Mining (5.0%)
9,200	Freeport-McMoRan Copper & Gold	785,588
46,800	Teck Resources Class B	1,926,288
7,700	United States Steel	337,568
7,800	Walter Energy	634,062
38,500	Xstrata PLC	736,642
		4,420,148
Multiline Retail (3.2%)
61,300	J.C. Penney	1,666,134
53,100	Macy's, Inc.	1,226,079
		2,892,213

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments Partners Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES		VALUE($)
Oil, Gas & Consumable Fuels (11.1%)
63,200	Canadian Natural Resources	2,186,720
46,600	Cenovus Energy	1,340,682
18,600	EOG Resources	1,729,242
15,800	Peabody Energy	774,358
18,300	Petrohawk Energy	295,362	*
49,800	Petroleo Brasileiro ADR	1,806,246

			†
36,400	Southwestern Energy	1,217,216	*
34,400	Talisman Energy	601,656
9,951,482
Paper & Forest Products (0.3%)
12,700	International Paper	276,225
Personal Products (2.4%)
66,800	Avon Products	2,144,948
Pharmaceuticals (3.4%)
64,200	Pfizer Inc.	1,102,314
28,900	Shire PLC ADR	1,944,392
		3,046,706
Semiconductors & Semiconductor Equipment (1.2%)
39,900	Intel Corp.	767,277
6,500	Lam Research	272,025	*
		1,039,302
Software (2.4%)
24,700	Check Point Software Technologies	912,171	*
45,500	Oracle Corp.	1,221,675
		2,133,846
Specialty Retail (3.9%)
40,100	Best Buy	1,637,283
19,300	Limited Brands	516,854
61,000	Lowe's Cos.	1,359,690
		3,513,827
Total Common Stocks (Cost $63,891,511)		87,333,452
Contracts
Purchased Options (0.0%)
8,000	Amgen Inc. , Call, Oct 2010 @ 55 (Cost $17,020)	9,520
NUMBER OF SHARES
Short-Term Investments (2.5%)
2,243,540	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,243,540)	2,243,540
Total Investments (100.3%) (Cost $66,152,071)		89,586,512	##
Liabilities, less cash, receivables and other assets [(0.3%)]		(245,777)
Total Net Assets (100.0%)		$ 89,340,735

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments Regency Portfolio
(UNAUDITED)

NUMBER OF SHARES		VALUE($)

Common Stocks (95.0%)

Aerospace & Defense (1.3%)
81,600	Embraer-Empresa Brasileira de Aeronautica ADR	2,316,624
Auto Components (1.7%)
56,000	American Axle & Manufacturing Holdings	505,120	*
31,800	Lear Corp.	2,509,974	*
		3,015,094
Automobiles (1.4%)
90,200	Harley-Davidson	2,565,288
Beverages (1.1%)
54,000	Dr. Pepper Snapple Group	1,918,080
Building Products (2.7%)
131,700	Masco Corp.	1,450,017
132,600	Owens Corning	3,398,538	*
		4,848,555
Capital Markets (2.3%)
158,800	Invesco Ltd.	3,371,324
31,200	Jefferies Group	707,928
		4,079,252
Commercial Banks (7.9%)
34,200	Comerica Inc.	1,270,530
242,100	Fifth Third Bancorp	2,912,463
80,006	First Horizon National	912,869	*
90,200	KeyCorp	717,992
374,900	Regions Financial	2,725,523
107,800	SunTrust Banks	2,784,474
343,700	Synovus Financial	845,502
96,800	Zions Bancorp	2,067,648
		14,237,001
Construction & Engineering (1.6%)
116,800	Chicago Bridge & Iron	2,855,760	*
Containers & Packaging (1.4%)
133,800	Temple-Inland	2,496,708
Diversified Financial Services (1.9%)
140,400	Moody's Corp.	3,507,192
Electric Utilities (3.2%)
56,700	Allegheny Energy	1,390,284
75,800	DPL Inc.	1,980,654
187,000	NV Energy	2,459,050
		5,829,988
Electrical Equipment (0.3%)
26,350	Babcock & Wilcox	560,728	*
Electronic Equipment, Instruments & Components (3.3%)
46,600	Anixter International	2,515,934	*
124,700	Avnet, Inc.	3,368,147	*
		5,884,081
Energy Equipment & Services (3.5%)
74,200	McDermott International	1,096,676	*
34,500	National Oilwell Varco	1,534,215

NUMBER OF SHARES		VALUE($)
63,700	Noble Corp.	2,152,423
27,800	Oceaneering International	1,497,308	*
		6,280,622
Food Products (0.3%)
8,100	J.M. Smucker	490,293
Gas Utilities (1.1%)
112,500	Questar Corp.	1,972,125
Health Care Providers & Services (6.1%)
56,200	Aetna Inc.	1,776,482
95,400	AmerisourceBergen Corp.	2,924,964
58,100	CIGNA Corp.	2,078,818
80,300	Coventry Health Care	1,728,859	*
46,500	MEDNAX, Inc.	2,478,450	*
		10,987,573
Household Durables (2.2%)
152,200	KB HOME	1,724,426
28,300	Whirlpool Corp.	2,291,168
		4,015,594
Household Products (1.9%)
50,700	Energizer Holdings	3,408,561	*
Independent Power Producers & Energy Traders (1.2%)
107,600	NRG Energy	2,240,232	*
Insurance (9.1%)
79,500	Assurant, Inc.	3,235,650
58,800	Fidelity National Financial Class A	923,748
118,400	Lincoln National	2,832,128
27,000	PartnerRe Ltd.	2,164,860
114,500	Principal Financial Group	2,967,840
54,200	StanCorp Financial Group	2,059,600
83,500	W.R. Berkley	2,260,345
		16,444,171
IT Services (1.8%)
96,000	Lender Processing Services	3,190,080
Machinery (7.7%)
43,700	AGCO Corp.	1,704,737	*
44,900	Bucyrus International	3,113,815
66,700	Ingersoll-Rand PLC	2,381,857
23,600	Navistar International	1,029,904	*
115,600	Terex Corp.	2,649,552	*
72,800	WABCO Holdings	3,053,232	*
		13,933,097
Media (2.3%)
26,600	Cablevision Systems	696,654
101,800	McGraw-Hill Cos.	3,365,508
		4,062,162
Metals & Mining (3.7%)
24,700	Cliffs Natural Resources	1,578,824
92,700	Teck Resources Class B	3,815,532
27,900	United States Steel	1,223,136
		6,617,492
Multi-Utilities (3.6%)
55,100	Alliant Energy	2,002,885

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments Regency Portfolio cont’d
(UNAUDITED)

NUMBER OF SHARES		VALUE($)
71,900	CenterPoint Energy	1,130,268
143,400	CMS Energy	2,584,068
18,600	DTE Energy	854,298
		6,571,519
Multiline Retail (3.7%)
129,800	J.C. Penney	3,527,964
131,900	Macy's, Inc.	3,045,571
		6,573,535
Oil, Gas & Consumable Fuels (8.8%)
38,400	Cabot Oil & Gas	1,156,224
133,500	Denbury Resources	2,121,315	*
61,000	Newfield Exploration	3,503,840	*
29,600	Noble Energy	2,222,664
50,833	Ship Finance International	987,685
47,500	Southwestern Energy	1,588,400	*
44,700	Whiting Petroleum	4,269,297	*
		15,849,425
Pharmaceuticals (1.4%)
37,500	Shire PLC ADR	2,523,000
Real Estate Investment Trusts (4.3%)
12,800	Alexandria Real Estate Equities	896,000
91,700	Annaly Capital Management	1,613,920
17,626	Boston Properties	1,465,073
40,286	Macerich Co.	1,730,284
24,004	Vornado Realty Trust	2,053,062
		7,758,339
Semiconductors & Semiconductor Equipment (1.0%)
43,700	Lam Research	1,828,845	*
Specialty Retail (1.2%)
78,300	Limited Brands	2,096,874
Total Common Stocks (Cost $133,990,568)		170,957,890
Short-Term Investments (5.7%)
10,258,260	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $10,258,260)	10,258,260
Total Investments (100.7%) (Cost $144,248,828)		181,216,150	##
Liabilities, less cash, receivables and other assets [(0.7%)]		(1,308,727)
Total Net Assets (100.0%)		$ 179,907,423

See Notes to Schedule of Investments

SEPTEMBER 30, 2010 Schedule of Investments Short Duration Bond Portfolio (UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (33.2%)
3,900,000	U.S. Treasury Notes, 4.75%, due 3/31/11	3,987,598	ØØ
41,000,000	U.S. Treasury Notes, 1.00%, due 9/30/11	41,286,672
19,000,000	U.S. Treasury Notes, 1.38%, due 4/15/12	19,303,563
35,160,000	U.S. Treasury Notes, 3.88%, due 10/31/12	37,692,610
2,625,000	U.S. Treasury Notes, 2.00%, due 11/30/13	2,732,462
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $103,885,756)	105,002,905
U.S. Government Agency Securities (5.4%)
8,500,000	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Medium-Term Notes, 0.59%, due 12/30/12	8,559,287	µØØ@
8,450,000	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.51%, due 6/15/12	8,490,087	µ@
	Total U.S. Government Agency Securities (Cost $16,950,000)	17,049,374
Mortgage-Backed Securities (25.4%)
Adjustable Alt-A Jumbo Balance (2.0%)
11,140,249	Bear Stearns ALT-A Trust, Ser. 2007-1, Class 21A1, 5.38%, due 1/25/47	6,408,061	µ
Adjustable Alt-A Mixed Balance (0.6%)
2,875,167	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 3.16%, due 5/20/36	2,030,713	µ
Adjustable Alt-B Mixed Balance (0.4%)
1,484,389	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.76%, due 7/25/35	1,100,795	µ
Adjustable Conforming Balance (0.7%)
3,232,574	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 3.17%, due 1/25/36	2,315,499	µØØ
Adjustable Jumbo Balance (6.8%)
3,909,162	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.01%, due 4/19/36	3,019,754	µ
3,430,865	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.93%, due 12/25/34	3,354,147	µ
18,000,000	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 2.93%, due 10/25/35	15,199,794	µ
		21,573,695
Adjustable Mixed Balance (2.4%)
3,715,974	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 5.57%, due 9/20/36	2,228,956	µ
2,437,807	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.78%, due 5/25/34	2,169,141	µ
3,046,224	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.26%, due 11/25/35	2,665,699	µ
609,419	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.39%, due 6/19/34	397,613	µ
		7,461,409
Commercial Mortgage-Backed (9.0%)
2,493,131	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A1, 5.69%, due 7/10/44	2,514,585	ØØ
4,317,215	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2006-PW14, Class A1, 5.04%, due 12/11/38	4,398,083	ØØ
4,832,731	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A1, 5.10%, due 9/15/40	4,940,501	ØØ
4,481,071	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	4,629,963	ØØ
3,421,396	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	3,636,595
1,188,495	Greenwich Capital Commercial Funding Corp., Ser. 2002-C1, Class A3, 4.50%, due 1/11/17	1,215,287	ØØ
2,062,376	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A1, 5.65%, due 6/15/49	2,089,193
410,748	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due 3/15/32	412,199
2,114,480	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A1, 4.28%, due 8/12/48	2,125,124	ØØ
2,504,339	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1, 4.24%, due 10/15/35	2,524,514	ñ
		28,486,044
Mortgage-Backed Non-Agency (1.7%)
1,310,347	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	1,331,831	ñØØ
3,383,838	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	3,409,944	ñ
657,908	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	638,619	ñ
		5,380,394
Fannie Mae (0.5%)
1,499,647	Whole Loan, Ser. 2004-W8, Class PT, 10.87%, due 6/25/44	1,687,155	µØØ
Freddie Mac (1.3%)
10,237	Pass-Through Certificates, 10.00%, due 4/1/20	11,960
2,068,393	Pass-Through Certificates, 8.00%, due 11/1/26	2,375,582
1,377,763	Pass-Through Certificates, 8.50%, due 10/1/30	1,608,613
		3,996,155
	Total Mortgage-Backed Securities (Cost $92,225,706)	80,439,920
Corporate Debt Securities (25.0%)
Banks (9.3%)
4,100,000	Bear Stearns Cos. LLC, Senior Unsecured Notes, 5.35%, due 2/1/12	4,333,520
2,200,000	Bear Stearns Cos. LLC, Senior Unsecured Medium-Term Notes, Ser. B, 6.95%, due 8/10/12	2,431,983
5,700,000	Citigroup, Inc., Senior Unsecured Notes, 6.00%, due 12/13/13	6,249,389	ØØ
1,250,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.88%, due 1/15/11	1,272,235	ØØ
4,250,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.25%, due 10/15/13	4,619,291
4,075,000	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	4,373,742
5,750,000	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.75%, due 8/31/12	6,166,415
		29,446,575
Beverages (1.2%)
3,350,000	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	3,648,847	ØØ
Diversified Financial Services (4.5%)
4,240,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	4,666,527	ØØ
1,990,000	Caterpillar Financial Services Corp., Unsecured Medium-Term Notes, Ser. F, 4.70%, due 3/15/12	2,098,553
6,500,000	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	7,361,926
		14,127,006
Food (1.6%)
4,710,000	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	5,117,877	ØØ
Media (3.4%)
3,630,000	Comcast Cable Communications LLC, Guaranteed Notes, 6.75%, due 1/30/11	3,700,567	ØØ
2,430,000	NBC Universal, Inc., Senior Unsecured Notes, 2.10%, due 4/1/14	2,441,287	ñØ
4,240,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	4,542,588
		10,684,442
Office/Business Equipment (1.0%)
2,990,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	3,181,405
Oil & Gas (0.8%)
2,425,000	XTO Energy, Inc., Senior Unsecured Notes, 5.90%, due 8/1/12	2,646,065
Retail (1.1%)
3,100,000	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	3,458,977
Telecommunications (2.1%)
3,000,000	Telecom Italia Capital SA, Guaranteed Notes, 5.25%, due 11/15/13	3,223,191
3,495,000	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	3,559,671
		6,782,862
	Total Corporate Debt Securities (Cost $77,803,178)	79,094,056
Asset-Backed Securities (6.8%)
2,000,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.41%, due 4/25/36	1,341,698	µ
3,334,924	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.39%, due 10/25/36	2,384,141	µ
1,753,000	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.41%, due 11/25/36	929,495	µ
2,590,891	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.44%, due 2/25/36	2,295,252	µ
4,000,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.52%, due 2/25/37	1,677,956	µ
2,304,526	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.44%, due 6/25/36	1,929,388	µ
1,325,833	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.44%, due 8/25/36	1,111,408	µ
2,446,720	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.44%, due 9/25/36	1,955,289	µ
683,183	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.35%, due 11/25/36	624,479	µ
2,042,761	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.95%, due 7/13/46	0	µ§§**
167,814	Merrill Lynch Mortgage Investors Trust, Ser. 2006-MLN1, Class A2A, 0.33%, due 7/25/37	166,228	µ
2,139,987	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.49%, due 1/25/36	1,583,721	µ
1,338,838	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.42%, due 11/25/36	465,791	µ
5,175,000	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.43%, due 6/25/36	4,084,560	µØØ
922,795	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.35%, due 6/25/36	917,159	µØØ
	Total Asset-Backed Securities (Cost $30,882,535)	21,466,565

NUMBER OF SHARES
Short-Term Investments (2.5%)
7,971,722	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $7,971,722)	7,971,722
	Total Investments (98.3%) (Cost $329,718,897)	311,024,542	##

	Cash, receivables and other assets, less liabilities (1.7%)	5,306,342	¢¢

	Total Net Assets (100.0%)	$316,330,884

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments Small-Cap Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (97.8%)
Aerospace & Defense (7.3%)
10,600	BE Aerospace	321,286	*
5,400	DigitalGlobe Inc.	164,160	*
12,000	Global Defense Technology & Systems	164,400	*
10,375	HEICO Corp.	473,515
		1,123,361
Air Freight & Logistics (1.3%)
7,000	Hub Group Class A	204,820	*
Biotechnology (1.6%)
3,700	Alexion Pharmaceuticals	238,132	*
Capital Markets (0.4%)
7,000	HFF Inc. Class A	64,960	*
Chemicals (4.1%)
16,600	Ferro Corporation	213,974	*
6,600	Sensient Technologies	201,234
12,900	Solutia Inc.	206,658	*
		621,866
Communications Equipment (5.4%)
7,400	Aruba Networks	157,916	*
10,600	Finisar Corp.	199,174	*
17,500	Oclaro Inc.	280,175	*
4,200	Riverbed Technology	191,436	*
		828,701
Consumer Finance (1.0%)
3,300	Green Dot Class A	159,984	*
Diversified Consumer Services (3.8%)
2,300	Capella Education	178,526	*
11,100	Grand Canyon Education	243,423	*
4,100	Steiner Leisure	156,210	*
		578,159
Diversified Financial Services (1.7%)
4,100	Portfolio Recovery Associates	265,065	*
Electrical Equipment (1.5%)
7,500	Polypore International	226,200	*
Electronic Equipment, Instruments & Components (2.8%)
6,000	DTS, Inc.	229,020	*
4,700	Littelfuse, Inc.	205,390	*
		434,410
Food Products (2.3%)
4,700	Diamond Foods	192,653
3,400	TreeHouse Foods	156,740	*
		349,393
Health Care Equipment & Supplies (9.3%)
7,900	Cyberonics Inc.	210,772	*
5,000	Neogen Corporation	169,250	*
5,600	NuVasive, Inc.	196,784	*
6,600	Sirona Dental Systems	237,864	*
800	Thoratec Corp.	29,584	*
10,700	Volcano Corp.	277,986	*
9,100	Zoll Medical	293,657	*
		1,415,897
Health Care Providers & Services (2.9%)
5,100	Air Methods	212,058	*
4,000	HMS Holdings	235,760	*
		447,818
Health Care Technology (1.3%)
5,300	SXC Health Solutions	193,291	*
Hotels, Restaurants & Leisure (5.7%)
4,500	7 Days Group Holdings ADR	80,955	*
7,500	Gaylord Entertainment	228,750	*
3,300	Home Inns & Hotels Management ADR	163,152	*
35,300	Orient-Express Hotels Class A	393,595	*
		866,452
Internet & Catalog Retail (2.2%)
5,200	HSN, Inc.	155,480	*
4,600	Makemytrip Ltd.	178,066	*
		333,546
Internet Software & Services (9.3%)
6,500	GSI Commerce	160,550	*
24,100	LivePerson, Inc.	202,440	*
7,100	LogMeIn, Inc.	255,458	*
16,200	LoopNet, Inc.	191,808	*
3,000	Mercadolibre Inc.	216,540	*
2,800	OpenTable, Inc.	190,624	*
7,900	Rackspace Hosting	205,242	*
		1,422,662
IT Services (2.4%)
5,400	Gartner, Inc.	158,976	*
4,700	Syntel, Inc.	209,150
		368,126
Machinery (2.6%)
8,600	Actuant Corp. Class A	197,456
2,700	Nordson Corp.	198,963
		396,419
Oil, Gas & Consumable Fuels (4.1%)
12,000	Brigham Exploration	225,000	*
3,200	Concho Resources	211,744	*
8,200	Rosetta Resources	192,618	*
		629,362
Pharmaceuticals (1.4%)
5,600	Salix Pharmaceuticals	222,432	*
Professional Services (1.3%)
6,200	The Corporate Executive Board	195,672
Real Estate Management & Development (1.5%)
2,600	Jones Lang LaSalle	224,302
Semiconductors & Semiconductor Equipment (1.5%)
8,000	Cavium Networks	230,080	*
Software (7.5%)
14,500	SS&C Technologies Holdings	229,100	*
11,400	TIBCO Software	202,236	*
14,300	Ultimate Software Group	552,552	*
5,300	VanceInfo Technologies ADR	171,402	*
		1,155,290
Specialty Retail (5.1%)
9,200	hhgregg, Inc.	227,792	*
6,700	Hibbett Sports	167,165	*
5,500	Tractor Supply	218,130
6,100	Vitamin Shoppe	167,445	*
		780,532
Textiles, Apparel & Luxury Goods (4.2%)
5,700	Maidenform Brands	164,445	*
5,550	Steven Madden	227,883	*
4,900	Warnaco Group	250,537	*
		642,865
Trading Companies & Distributors (2.3%)
3,400	MSC Industrial Direct Class A	183,736
2,900	Watsco, Inc.	161,472
		345,208
Total Common Stocks (Cost $12,704,257)		14,965,005

Short-Term Investments (2.0%)
304,335	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $304,335)	304,335
Total Investments (99.8%) (Cost $13,008,592)		15,269,340	##

Cash, receivables and other assets, less liabilities (0.2%)		24,262

Total Net Assets (100.0%)		$ 15,293,602

See Notes to Schedule of Investments

SEPTEMBER 30, 2010

Schedule of Investments Socially Responsive Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (96.1%)
Capital Markets (7.0%)
150,715	Bank of New York Mellon	3,938,183
374,499	Charles Schwab	5,205,536
		9,143,719
Commercial Services & Supplies (2.2%)
142,885	Herman Miller	2,811,977
Electronic Equipment, Instruments & Components (6.1%)
76,780	Anixter International	4,145,352	*
116,780	National Instruments	3,814,035
		7,959,387
Food & Staples Retailing (1.0%)
21,100	Costco Wholesale	1,360,739
Food Products (5.1%)
61,580	J.M. Smucker	3,727,437
69,400	McCormick & Company	2,917,576
		6,645,013
Health Care Equipment & Supplies (6.4%)
54,385	Becton, Dickinson & Co.	4,029,928
105,215	Covidien PLC	4,228,591
		8,258,519
Household Products (3.2%)
70,130	Procter & Gamble	4,205,696
Industrial Conglomerates (3.8%)
56,380	3M Co.	4,888,710
Industrial Gases (2.4%)
34,545	Praxair, Inc.	3,118,032
Insurance (5.4%)
7,625	Markel Corp.	2,627,499	*
211,445	Progressive Corp.	4,412,857
		7,040,356
Internet Software & Services (4.0%)
369,910	Yahoo! Inc.	5,241,625	*
IT Services (3.1%)
18,140	MasterCard, Inc. Class A	4,063,360
Machinery (4.6%)
148,075	Danaher Corp.	6,013,326
Media (5.6%)
178,757	Comcast Corp. Class A Special	3,040,657
90,045	Scripps Networks Interactive Class A	4,284,341
		7,324,998
Oil, Gas & Consumable Fuels (11.7%)
304,847	BG Group PLC	5,356,317
30,560	Cimarex Energy	2,022,461
90,455	Newfield Exploration	5,195,735	*
34,700	Noble Energy	2,605,623
		15,180,136
Pharmaceuticals (5.6%)
34,991	Novo Nordisk A/S ADR	3,444,514
27,731	Roche Holding AG	3,787,208
		7,231,722
Professional Services (1.5%)
80,455	ICF International	2,017,007	*
Road & Rail (1.9%)
38,525	Canadian National Railway	2,466,371
Semiconductors & Semiconductor Equipment (9.4%)
221,450	Altera Corp.	6,678,932
202,050	Texas Instruments	5,483,637
		12,162,569
Software (2.8%)
82,925	Intuit Inc.	3,632,944	*
Specialty Chemicals (1.0%)
9,885	Novozymes A/S Class B	1,257,594
Trading Companies & Distributors (2.3%)
24,715	W.W. Grainger	2,943,804

Total Common Stocks (Cost $111,737,887)		124,967,604

Short-Term Investments (3.8%)
4,985,238	State Street Institutional Government Money Market Fund Institutional Class (Cost $4,985,238)	4,985,238

Principal Amount
Certificates of Deposit (0.2%)
200,000	Self Help Credit Union, 1.10%, due 10/29/10 (Cost $200,000)	200,000	#

Total Investments (100.1%) (Cost $116,923,125)		130,152,842	##

Liabilities, less cash, receivables and other assets [(0.1%)]		(136,322)

Total Net Assets (100.0%)		$ 130,016,520

See Notes to Schedule of Investments

September 30, 2010 (UNAUDITED)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Balanced Portfolio (“Balanced”), Neuberger Berman Growth Portfolio (“Growth”), Neuberger Berman Guardian Portfolio (“Guardian”), Neuberger Berman International Portfolio (“International”), Neuberger Berman Mid-Cap Growth Portfolio (“Mid-Cap Growth”), Neuberger Berman Partners Portfolio (“Partners”), Neuberger Berman Regency Portfolio (“Regency”), Neuberger Berman Short Duration Bond Portfolio (“Short Duration Bond”), Neuberger Berman Small-Cap Growth Portfolio (“Small-Cap Growth”) and Neuberger Berman Socially Responsive Portfolio (“Socially Responsive”) (individually a “Fund,” collectively, the “Funds”); purchased option contracts held by Partners; and financial futures contracts held by Short Duration Bond are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, financial futures contracts and purchased option contracts, for which market quotations are readily available, are generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted in active markets (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities and short term investments of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Asset-Backed Securities and Mortgage Backed Securities. Inputs used to value asset-backed securities and mortgage backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Short-Term Investments. Investments in State Street Institutional Liquid Reserves Fund Institutional Class and State Street Institutional Government Money Market Fund Institutional Class are valued using the respective fund’s daily calculated NAV.

Certificates of Deposit. Certificates of Deposit are valued at amortized cost.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For both debt and equity securities, if a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a fund might reasonably expect to receive on a current sale in an orderly transaction, the affected Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The Funds’ investments in foreign securities are generally valued using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices are expressed in local currency values and are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of September 30, 2010:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Balanced
Investments:
Common Stocks^	$9,962,768	$-	$-	$9,962,768
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	2,498,611	-	2,498,611
Mortgage-Backed Securities^	-	1,681,716	-	1,681,716
Corporate Debt Securities^	-	1,489,667	-	1,489,667
Asset-Backed Securities	-	417,017	-	417,017
Short-Term Investments	-	723,132	-	723,132
Total Investments	9,962,768	6,810,143	-	16,772,911
Growth
Investments:
Common Stocks^	7,478,860	-	-	7,478,860
Short-Term Investments	-	1	-	1
Total Investments	7,478,860	1	-	7,478,861
Guardian
Investments:
Common Stocks^	82,141,128	-	-	82,141,128
Short-Term Investments	-	1,417,404	-	1,417,404
Total Investments	82,141,128	1,417,404	-	83,558,532
International
Investments:
Common Stocks^	23,274,096	-	-	23,274,096
Preferred Stocks^	357,796	-	-	357,796
Rights^	565	-	-	565
Warrants^	1,548	-	-	1,548
Short-Term Investments	-	205,140	-	205,140
Total Investments	23,634,005	205,140	-	23,839,145
Mid-Cap Growth
Investments:
Common Stocks^	291,206,932	-	-	291,206,932
Short-Term Investments	-	1	-	1
Total Investments	291,206,932	1	-	291,206,933
Partners
Investments:
Common Stocks^	87,333,452	-	-	87,333,452
Purchased Options	9,520	-	-	9,520
Short-Term Investments	-	2,243,540	-	2,243,540
Total Investments	87,342,972	2,243,540	-	89,586,512
Regency
Investments:
Common Stocks^	170,957,890	-	-	170,957,890
Short-Term Investments	-	10,258,260	-	10,258,260
Total Investments	170,957,890	10,258,260	-	181,216,150
Small-Cap Growth
Investments:
Common Stocks^	14,965,005	-	-	14,965,005
Short-Term Investments	-	304,335	-	304,335
Total Investments	14,965,005	304,335	-	15,269,340
Short Duration Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	105,002,905	-	105,002,905
U.S. Government Agency Securities	-	17,049,374	-	17,049,374
Mortgage-Backed Securities^	-	80,439,920	-	80,439,920
Corporate Debt Securities^	-	79,094,056	-	79,094,056
Asset-Backed Securities	-	21,466,565	0	21,466,565
Short-Term Investments	-	7,971,722	-	7,971,722
Total Investments	-	311,024,542	0	311,024,542
Socially Responsive
Investments:
Common Stocks^	124,967,604	-	-	124,967,604
Short-Term Investments	-	4,985,238	-	4,985,238
Certificates of Deposit	-	200,000	-	200,000
Total Investments	124,967,604	5,185,238	-	130,152,842

^	The Schedule of Investments provides information on the industry or country categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments in Securities:	Beginning balance, as of 1/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 9/30/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/10
Short Duration Bond
Asset-Backed Securities	$0	$-	$-	$-	$-	$0	$-

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Short Duration Bond
Financial Futures Contracts	$75,000	$-	$-	$75,000

#	At cost, which approximates market value.

##	At September 30, 2010, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$14,500,509	$2,976,940	$704,538	$2,272,402
Growth	4,997,017	2,504,831	22,987	2,481,844
Guardian	68,150,238	17,710,272	2,301,978	15,408,294
International	22,865,713	1,525,046	551,614	973,432
Mid-Cap Growth	199,641,796	92,426,061	860,924	91,565,137
Partners	67,007,875	23,683,331	1,104,694	22,578,637
Regency	148,925,550	34,388,174	2,097,574	32,290,600
Short Duration Bond	331,482,794	2,267,668	22,725,920	(20,458,252)
Small-Cap Growth	13,162,564	2,167,175	60,399	2,106,776
Socially Responsive	117,507,272	17,929,516	5,283,946	12,645,570

*	Security did not produce income during the last twelve months.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At September 30, 2010, these securities amounted to $194,365 or 1.2% of net assets for Balanced, $42,697 or 0.2% of net assets for International and $10,346,195 or 3.3% of net assets for Short Duration Bond.

§§
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted.  At September 30, 2010, these securities amounted to approximately $0 or 0.0% of net assets for Short Duration Bond.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of September 30, 2010	Fair Value Percentage of Net Assets as of September 30, 2010
Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.95%, due 7/13/46	9/14/2007	$1,123,518	0.2%	$0	0.0%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2010.

¢¢	At September 30, 2010, open positions in financial futures contracts were as follows:

Short Duration Bond:
Expiration	Open Contracts	Position	Unrealized Appreciation

December 2010	160 U.S. Treasury Notes, 2 Year	Long	$75,000

At September 30, 2010, Short Duration Bond had deposited $999,380 in Fannie Mae Whole Loan, 10.87% due 6/25/44, to cover margin requirements on open futures contracts.

Ø	All or a portion of this security was purchased on a when-issued basis. At September 30, 2010, these securities amounted to $45,209 and $2,441,287 for Balanced and Short Duration Bond, respectively.

ØØ	All or a portion of this security is segregated in connection with obligations for financial futures contracts and/or when-issued purchase commitments.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At September 30, 2010, these securities amounted to $17,049,374 or 5.4% of net assets for Short Duration Bond.

**	Security did not produce income during the last eight months.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 23, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: November 23, 2010